Concentration of Credit and Business Risks (Details)	Dec. 15, 2014 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 15, 2014 CNY (¥)
PRC [Member]
Concentration of Credit and Business Risks (Textual)
Bank balances		$ 489,358	$ 706,771
Chief Operating Officer [Member]
Concentration of Credit and Business Risks (Textual)
Credit agreement term, description	The Company entered into six-year agreements with the Chief Operating Officer, Mr. Fei Gao, for total compensation of approximately $2,655 (RMB 18,000) per month.
Compensation payable	$ 2,655
Chief Operating Officer [Member] | CNY [Member]
Concentration of Credit and Business Risks (Textual)
Compensation payable | ¥				¥ 18,000